Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

The Group evaluated subsequent events through October 28, 2025, the date the unaudited condensed consolidated financial statements were available to be issued, there is no subsequent event occurred that would require recognition or disclosure in the Group’s unaudited condensed consolidated financial statements.